Employee Benefits Expense - Summary of Employee Expenses (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
EMPLOYEE BENEFITS EXPENSE.
Wages and salaries	$ (129,759,535)	$ (117,220,406)	$ (109,101,737)
Post-employment benefit obligations expense	(1,099,554)	(2,132,231)	(3,153,395)
Social security and other contributions	(13,059,172)	(12,346,828)	(14,334,587)
Other employee expenses	(19,426,893)	(5,527,283)	(3,015,237)
Total	(163,345,154)	$ (137,226,748)	$ (129,604,956)
Expenses from restructuring provisions	$ 17,602,579